Annual Total Returns - Templeton Global Smaller Companies Fund [BarChart] - Templeton Global Smaller Companies Fund-21 - Templeton Global Smaller Companies Fund - Class A	Jan. 01, 2021
Bar Chart Table:
Annual Return 2010	26.30%
Annual Return 2011	(20.68%)
Annual Return 2012	18.87%
Annual Return 2013	32.20%
Annual Return 2014	(3.25%)
Annual Return 2015	(6.99%)
Annual Return 2016	10.24%
Annual Return 2017	25.72%
Annual Return 2018	(17.99%)
Annual Return 2019	24.50%